U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer:

    The RBB Fund, Inc.
    103 Bellevue Parkway
    Wilmington, DE   19809

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

FUND                                      SERIES         CLASS
RBB Money Market Portfolio                S000001093     C000002980
RBB Money Market Portfolio                S000001093     C000002981
Robeco BP Small Cap Value II              S000001094     C000002982
Robeco BP Small Cap Value II              S000001094     C000002983
Robeco WPG Small Cap/Micro Cap Value Fund S000001097     C000002987
Senbanc Fund                              S000001098     C000002988
Schneider Small Cap Value Fund            S000001099     C000002989
Schneider Value Fund                      S000001100     C000002990
Bogle Small Cap Growth                    S000001101     C000002991
Bogle Small Cap Growth                    S000001101     C000002992
Robeco BP All Cap Value Fund              S000001106     C000002997
Robeco BP All Cap Value Fund              S000001106     C000002998
Robeco BP Long/Short Equity               S000001108     C000003001
Robeco BP Long/Short Equity               S000001108     C000003002
Robeco BP Long/Short Research Fund        S000030191     C000092912
Robeco BP Long/Short Research Fund        S000030191     C000092913
Bear Stearns CUFS MLP Mortgage Portfolio  S000013665     C000037423
Marvin & Palmer Large Cap Growth Fund     S000015913     C000043700
Free Market U.S. Equity Fund              S000018555     C000051460
Free Market International Equity Fund     S000018556     C000051461
Free Market Fixed Income Fund             S000018557     C000051462
RBB Perimeter Small Cap Growth            S000026538     C000079687
RBB Perimeter Small Cap Growth            S000026538     C000079688
S1 Fund                                   S000030121     C000092508
S1 Fund                                   S000030121     C000092509


3.    Investment Company Act File Number:       811-5518

      Securities Act File Number:                33-20827

4(a). Last day of fiscal year for which this Form is filed: 8/31/2011

4(b). [__] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c). [__] Check box if this is the last time the issuer will be filing this Form.


5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $ 2,694,136,235

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $ 1,796,817,628

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $ 1,400,635,378

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                             - $ 3,197,453,006

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item(i)]:        $ 0

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $ (503,316,771)

    (vii) Multiplier for determining registration fee:    x .0001146

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                         $ 0

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: n/a.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
                                                          $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

    CIK Number designated to receive payment:

    Method of Delivery:

    [  ]   Wire Transfer
    [  ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/James G. Shaw
        James G. Shaw
        Assistant Treasurer

Date:   11/10/11